VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

ANNUAL REPORT

DECEMBER 31, 2007

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Policyowners of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2007 and 2006, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the transfer agent or custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 28, 2008

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2007

	Cost	Shares/Units	Market Value
ASSETS
Investment in Oppenheimer Variable Account Funds:
Oppenheimer Money Fund	$10,440,579	10,440,579	$10,440,579
Oppenheimer Core Bond Fund	3,745,152	342,966	3,793,209
Oppenheimer MidCap Fund	7,953,390	202,554	10,952,089
Oppenheimer Capital Appreciation Fund	18,163,402	478,954	22,597,029
Oppenheimer Balanced Fund	33,467,455	2,126,607	34,897,620
Oppenheimer High Income Fund	5,363,774	651,884	5,182,475

	79,133,752		87,863,001

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2008 Trust	169,439	258,420	258,544
2009 Trust	38,185	44,240	43,063
2010 Trust	189,927	230,756	215,085
2019 Trust	165,106	316,176	189,860

	562,657		706,552

Total Invested Assets	$79,696,409		88,569,553

Dividends Receivable			10,586

Total Assets			88,580,139

LIABILITIES
Payable to Monarch Life Insurance Company			839,360
Pending Trades			234

Total Liabilities			839,594

Net Assets			$87,740,545

NET ASSETS
For Variable Life Insurance Policies			$87,733,737
Unamortized Allocated Policy Loading			6,808

Total Net Assets			$87,740,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2006

	Cost	Shares/Units	Market Value
ASSETS
Investment in Oppenheimer Variable Account Funds:
Oppenheimer Money Fund	$12,528,083	12,528,083	$12,528,083
Oppenheimer Core Bond Fund	3,428,272	314,126	3,505,642
Oppenheimer MidCap Fund	9,865,973	244,725	12,444,263
Oppenheimer Capital Appreciation Fund	21,145,381	536,274	22,217,844
Oppenheimer Balanced Fund	32,823,763	2,074,228	36,693,092
Oppenheimer High Income Fund	5,525,344	672,325	5,748,380

	85,316,816		93,137,304

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2007 Trust	174,804	219,280	223,133
2008 Trust	178,966	273,173	259,495
2009 Trust	39,475	45,769	41,660
2010 Trust	221,027	268,489	230,887
2019 Trust	168,255	322,967	175,656

	782,527		930,831

Total Invested Assets	$86,099,343		94,068,135

Dividends Receivable			23,388

Total Assets			94,091,523

LIABILITIES
Payable to Monarch Life Insurance Company			1,428,415
Pending Trades			177

Total Liabilities			1,428,592

Net Assets			$92,662,931

NET ASSETS
For Variable Life Insurance Policies			$92,649,075
Unamortized Allocated Policy Loading			13,856

Total Net Assets			$92,662,931

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

	Total	Money Fund Division	Core Bond Fund Division	MidCap Fund Division	Capital Appreciation Fund Division	Balanced Fund Division	High Income Fund Division	2007 Division
Investment Income:
Dividends	$2,100,390	$538,600	$179,211	$—	$51,926	$942,012	$388,641	$—
Expenses:
Risk Charges and Administrative Expenses	(589,754)	(73,861)	(22,538)	(78,167)	(144,335)	(232,079)	(34,149)	(180)
Transaction Charges	(2,524)	—	—	—	—	—	—	(100)

Net Investment Income (Loss)	1,508,112	464,739	156,673	(78,167)	(92,409)	709,933	354,492	(280)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(43,839)	—	7,996	361,107	(440,959)	(49,031)	19,364	49,148
Net Unrealized Gains (Losses)	904,378	—	(29,314)	420,406	3,361,184	(2,439,155)	(404,336)	(48,329)
Capital Gain Distributions	2,946,054	—	—	—	—	2,946,054	—	—

Net Gains and (Losses)	3,806,593	—	(21,318)	781,513	2,920,225	457,868	(384,972)	819

Net Increase (Decrease) in Net Assets Resulting from Operations	5,314,705	464,739	135,355	703,346	2,827,816	1,167,801	(30,480)	539

Transfers of Net Premiums	5,375	4,538	—	452	—	385	—	—
Transfers of Policy Loading, Net	(7,727)	(1,306)	(173)	(1,564)	(2,191)	(2,360)	(118)	—
Transfers Due to Deaths	(2,815,555)	(609,484)	(82,336)	(512,303)	(625,272)	(670,205)	(315,955)	—
Transfers Due to Other Terminations	(4,905,764)	(1,302,610)	(48,587)	(764,460)	(1,383,277)	(1,295,066)	(107,957)	626
Transfers Due to Policy Loans	(330,168)	7,097	(20,958)	15,172	1,375	(273,908)	(39,896)	—
Transfers of Cost of Insurance	(1,950,459)	(264,505)	(82,855)	(254,773)	(459,955)	(725,284)	(142,102)	(479)
Transfers of Net Loan Cost	(232,793)	(32,895)	(10,121)	(31,087)	(58,645)	(78,091)	(19,200)	275
Transfers Among Investment Divisions	—	(290,949)	256,079	(366,258)	197,450	310,396	78,473	(220,701)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(10,237,091)	(2,490,114)	11,049	(1,914,821)	(2,330,515)	(2,734,133)	(546,755)	(220,279)

Total Increase (Decrease) in Net Assets	(4,922,386)	(2,025,375)	146,404	(1,211,475)	497,301	(1,566,332)	(577,235)	(219,740)
Net Assets - Beginning of Year	92,662,931	12,375,506	3,610,950	12,060,041	21,886,133	36,134,088	5,710,723	219,740

Net Assets - End of Year	$87,740,545	$10,350,131	$3,757,354	$10,848,566	$22,383,434	$34,567,756	$5,133,488	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007 (Continued)

	2008 Division	2009 Division	2010 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(1,390)	(298)	(1,407)	(1,350)
Transaction Charges	(885)	(145)	(780)	(614)

Net Investment Income (Loss)	(2,275)	(443)	(2,187)	(1,964)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	4,845	165	2,810	716
Net Unrealized Gains (Losses)	8,576	2,693	15,299	17,354
Capital Gain Distributions	—	—	—	—

Net Gains and (Losses)	13,421	2,858	18,109	18,070

Net Increase (Decrease) in Net Assets Resulting from Operations	11,146	2,415	15,922	16,106

Transfers of Net Premiums	—	—	—	—
Transfers of Policy Loading, Net	—	—	(15)	—
Transfers Due to Deaths	—	—	—	—
Transfers Due to Other Terminations	(4,328)	(31)	(2)	(72)
Transfers Due to Policy Loans	—	—	(25,050)	6,000
Transfers of Cost of Insurance	(7,249)	(878)	(5,691)	(6,688)
Transfers of Net Loan Cost	(628)	(124)	(944)	(1,333)
Transfers Among Investment Divisions	1,591	254	1,440	32,225

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(10,614)	(779)	(30,262)	30,132

Total Increase (Decrease) in Net Assets	532	1,636	(14,340)	46,238
Net Assets - Beginning of Year	255,549	41,016	227,375	141,810

Net Assets - End of Year	$256,081	$42,652	$213,035	$188,048

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Total	Money Fund Division	Core Bond Fund Division	MidCap Fund Division	Capital Appreciation Fund Division	Balanced Fund Division	High Income Fund Division	2006 Division
Investment Income:
Dividends	$2,122,853	$612,803	$203,975	$—	$84,486	$766,274	$455,315	$—
Expenses:
Risk Charges and Administrative Expenses	(606,116)	(88,243)	(22,685)	(83,445)	(140,493)	(226,831)	(36,093)	(652)
Transaction Charges	(4,359)	—	—	—	—	—	—	(328)

Net Investment Income (Loss)	1,512,378	524,560	181,290	(83,445)	(56,007)	539,443	419,222	(980)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(323,967)	—	9,585	188,883	(1,096,748)	154,180	3,115	208,949
Net Unrealized Gains (Losses)	3,720,166	—	(29,636)	163,968	2,697,383	1,199,124	63,714	(205,982)
Capital Gain Distributions	1,685,020	515	—	—	—	1,684,505	—	—

Net Gains and (Losses)	5,081,219	515	(20,051)	352,851	1,600,635	3,037,809	66,829	2,967

Net Increase in Net Assets
Resulting from Operations	6,593,597	525,075	161,239	269,406	1,544,628	3,577,252	486,051	1,987

Transfers of Net Premiums	3,621	2,784	—	451	—	386	—	—
Transfers of Policy Loading, Net	(13,587)	(1,183)	(1,063)	(2,450)	(3,465)	(4,665)	(685)	—
Transfers Due to Deaths	(4,091,233)	(1,281,770)	(195,137)	(312,012)	(387,244)	(1,461,235)	(68,674)	(69,455)
Transfers Due to Other Terminations	(7,018,015)	(2,541,110)	(421,011)	(504,061)	(841,405)	(1,995,840)	(449,315)	1,944
Transfers Due to Policy Loans	(548,672)	31,435	(582)	(60,416)	(225,768)	(207,696)	(91,492)	847
Transfers of Cost of Insurance	(1,965,563)	(300,264)	(88,805)	(256,501)	(430,855)	(712,157)	(145,842)	1,503
Transfers of Net Loan Cost	(236,005)	(38,585)	(11,165)	(32,809)	(54,286)	(78,836)	(18,505)	829
Transfers Among Investment Divisions	—	1,567,530	126,426	(132,013)	(577,289)	(211,939)	(23,924)	(704,609)

Net (Decrease) in Net Assets Resulting from Principal Transactions	(13,869,454)	(2,561,163)	(591,337)	(1,299,811)	(2,520,312)	(4,671,982)	(798,437)	(768,941)

Total (Decrease) in Net Assets	(7,275,856)	(2,036,088)	(430,098)	(1,030,405)	(975,684)	(1,094,730)	(312,386)	(766,954)
Net Assets - Beginning of Year	99,938,787	14,411,594	4,041,048	13,090,446	22,861,817	37,228,818	6,023,109	766,954

Net Assets - End of Year	$92,662,931	$12,375,506	$3,610,950	$12,060,041	$21,886,133	$36,134,088	$5,710,723	$—

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006 (Continued)

	2007 Division	2008 Division	2009 Division	2010 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(1,372)	(2,214)	(289)	(2,689)	(1,110)
Transaction Charges	(762)	(1,252)	(139)	(1,373)	(505)

Net Investment Income (Loss)	(2,134)	(3,466)	(428)	(4,063)	(1,614)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	6,528	49,099	71	150,819	1,552
Net Unrealized Gains (Losses)	2,849	(35,370)	1,411	(137,861)	566
Capital Gain Distributions	—	—	—	—	—

Net Gains and (Losses)	9,377	13,729	1,482	12,958	2,118

Net Increase in Net Assets Resulting from Operations	7,243	10,263	1,054	8,895	504

Transfers of Net Premiums	—	—	—	—	—
Transfers of Policy Loading, Net	(56)	—	—	(20)	—
Transfers Due to Deaths	—	(143,110)	—	(172,596)	—
Transfers Due to Other Terminations	(14)	(463)	(13)	(251,484)	(15,243)
Transfers Due to Policy Loans	—	—	—	—	5,000
Transfers of Cost of Insurance	(7,650)	(8,726)	(891)	(9,294)	(6,081)
Transfers of Net Loan Cost	(190)	(450)	(100)	(601)	(1,307)
Transfers Among Investment Divisions	(13,817)	(1,618)	(282)	(27,266)	(1,199)

Net (Decrease) in Net Assets Resulting from Principal Transactions	(21,727)	(154,367)	(1,286)	(461,261)	(18,830)

Total (Decrease) in Net Assets	(14,484)	(144,104)	(232)	(452,366)	(18,326)
Net Assets - Beginning of Year	234,224	399,653	41,247	679,741	160,136

Net Assets - End of Year	$219,740	$255,549	$41,016	$227,375	$141,810

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of ten investment divisions. Six of the divisions each invest solely in the shares of six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), an open-end management investment company registered under the 1940 Act. The Funds’ investment advisor is Oppenheimer Funds, Inc. Four divisions each invest solely in the units of four corresponding series trusts of The Merrill Lynch Fund of Stripped (ÀZero@) U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The original sponsor of the Merrill Trust was Merrill Lynch, Pierce, Fenner & Smith Inc. On January 12, 2007, Merrill Lynch, Pierce, Fenner & Smith Inc. transferred sponsorship to Advisor’s Asset Management, a division of Fixed Income Securities, L.P.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits. Additional assets are held in Monarch Life’s general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes. For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account. This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust are stated at market value, which is the net asset value per share and per unit of the respective funds and series trusts of the Funds and the Merrill Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds and the Merrill Trust are reinvested in additional shares of the Funds and in units of the Merrill Trust, respectively, and are recorded as income by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

RECENT ACCOUNTING PRONOUNCEMENT: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Adoption of this statement is not expected to have a material impact on financial statements of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account for the year ended December 31, 2007 are shown below:

	Purchases	Sales
Oppenheimer Money Fund	$3,319,224	$5,406,728
Oppenheimer Core Bond Fund	554,653	245,769
Oppenheimer MidCap Fund	179,434	2,453,121
Oppenheimer Capital Appreciation Fund	476,789	3,017,830
Oppenheimer Balanced Fund	4,253,453	3,560,739
Oppenheimer High Income Fund	423,786	604,720
2007 Trust	—	223,953
2008 Trust	53	14,426
2009 Trust	38	1,475
2010 Trust	15	33,925
2019 Trust	5,954	9,818

Totals	$9,213,399	$15,572,504

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyowners’ investment base.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to the sponsor of the Merrill Trust, on the sale of units of the Merrill Trust to the Account and deducts a daily charge from the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyowners’ respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2007, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
Money Fund Division	131,512	233,706	(102,194)
Core Bond Fund Division	10,078	6,824	3,254
MidCap Fund Division	14,236	43,895	(29,659)
Capital Appreciation Fund Division	13,722	37,562	(23,840)
Balanced Fund Division	30,418	80,846	(50,428)
High Income Fund Division	6,761	15,906	(9,145)
2007 Division	—	5,157	(5,157)
2008 Division	15	258	(243)
2009 Division	—	23	(23)
2010 Division	10	720	(710)
2019 Division	368	481	(113)

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50. Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year. These fees (if applicable) would be deducted from a policyowner’s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%. A policyowner’s investment base is reduced by the net loan cost.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS = INVESTMENT BASE

Policyowners’ investment base for 2007, 2006, 2005, 2004, and 2003 consists of the following:

	At December 31,					For the year ended December 31,
	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
2007
Money Fund Division	405,102	$25.27	to	$26.78	$10,450,987	5.42%	.50%	to	.75%	4.19%	to	4.46%
Core Bond Fund Division	78,720	46.66	to	49.44	3,793,209	4.55%	.50%	to	.75%	3.60%	to	3.87%
MidCap Fund Division	148,309	72.20	to	76.23	10,952,089	0.00%	.50%	to	.75%	5.53%	to	5.80%
Capital Appreciation Fund Division	208,289	105.63	to	111.91	22,597,029	0.23%	.50%	to	.75%	13.29%	to	13.58%
Balanced Fund Division	596,866	56.98	to	60.09	34,897,620	2.57%	.50%	to	.75%	3.00%	to	3.27%
High Income Fund Division	90,584	55.59	to	58.74	5,182,474	7.02%	.50%	to	.75%	(0.86%)	to	(0.60%)
2008 Division	5,000	49.52	to	52.07	258,525	—	.84%	to	1.09%	4.17%	to	4.44%
2009 Division	986	43.25	to	45.36	43,059	—	.84%	to	1.09%	5.77%	to	6.04%
2010 Division	4,722	44.50	to	46.56	215,068	—	.84%	to	1.09%	7.20%	to	7.48%
2019 Division	10,860	17.48	to	17.87	189,843	—	.84%	to	1.09%	9.20%	to	9.48%
2006
Money Fund Division	507,296	$24.26	to	$25.63	$12,551,339	4.93%	.50%	to	.75%	3.93%	to	4.20%
Core Bond Fund Division	75,467	45.04	to	47.60	3,505,642	5.47%	.50%	to	.75%	4.49%	to	4.76%
MidCap Fund Division	177,967	68.42	to	72.05	12,444,263	0.00%	.50%	to	.75%	2.19%	to	2.44%
Capital Appreciation Fund Division	232,129	93.24	to	98.53	22,217,844	0.38%	.50%	to	.75%	7.14%	to	7.41%
Balanced Fund Division	647,294	55.31	to	58.19	36,693,092	2.12%	.50%	to	.75%	10.31%	to	10.59%
High Income Fund Division	99,729	56.07	to	59.09	5,748,380	7.81%	.50%	to	.75%	8.60%	to	8.88%
2007 Division	5,157	42.09	to	44.26	223,127	—	.84%	to	1.09%	3.15%	to	3.42%
2008 Division	5,243	47.54	to	49.86	259,489	—	.84%	to	1.09%	2.67%	to	2.93%
2009 Division	1,009	40.89	to	42.78	41,649	—	.84%	to	1.09%	2.52%	to	2.78%
2010 Division	5,432	41.51	to	43.32	230,881	—	.84%	to	1.09%	2.20%	to	2.46%
2019 Division	10,973	16.00	to	16.32	175,649	—	.84%	to	1.09%	0.36%	to	0.62%
2005
Money Fund Division	612,669	$23.34	to	$24.60	$14,529,131	2.82%	.50%	to	.75%	2.10%	to	2.35%
Core Bond Fund Division	91,920	43.10	to	45.44	4,074,049	5.30%	.50%	to	.75%	1.82%	to	2.08%
Aggressive Growth Fund Division	193,119	66.95	to	70.33	13,197,347	0.00%	.50%	to	.75%	11.49%	to	11.77%
Capital Appreciation Fund Division	258,259	87.02	to	91.73	23,048,515	0.95%	.50%	to	.75%	4.32%	to	4.58%
Balanced Fund Division	731,271	50.14	to	52.61	37,532,842	1.76%	.50%	to	.75%	3.11%	to	3.37%
High Income Fund Division	114,623	51.63	to	54.27	6,072,295	6.42%	.50%	to	.75%	1.55%	to	1.80%
2006 Division	19,124	39.82	to	41.87	773,216	—	.84%	to	1.09%	1.50%	to	1.78%
2007 Division	5,645	40.80	to	42.80	236,137	—	.84%	to	1.09%	0.52%	to	0.77%
2008 Division	8,490	46.31	to	48.44	402,916	—	.84%	to	1.09%	(0.26%)	to	(0.01%)
2009 Division	1,033	39.89	to	41.62	41,584	—	.84%	to	1.09%	(0.35%)	to	(0.11%)
2010 Division	16,554	40.62	to	42.28	685,292	—	.84%	to	1.09%	(0.02%)	to	0.23%
2019 Division	10,122	15.94	to	16.22	161,444	—	.84%	to	1.09%	7.34%	to	7.65%

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS = INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest			Total Return*** Lowest to Highest
2004
Money Fund Division	655,681	$22.86	to	$24.04	$15,211,646	1.05%	.50%	to	.75%	0.22%	to	0.50%
Bond Fund Division	101,339	42.33	to	44.51	4,407,415	5.07%	.50%	to	.75%	4.70%	to	4.95%
Aggressive Growth Fund Division	210,014	60.05	to	62.93	12,865,957	0.00%	.50%	to	.75%	18.87%	to	19.19%
Capital Appreciation Fund Division	283,337	83.42	to	87.72	24,198,173	0.32%	.50%	to	.75%	6.13%	to	6.40%
Balanced Fund Division	781,767	48.63	to	50.89	38,856,908	1.04%	.50%	to	.75%	9.28%	to	9.54%
High Income Fund Division	126,064	50.84	to	53.31	6,569,876	7.52%	.50%	to	.75%	8.15%	to	8.42%
2005 Division	26,755	77.00	to	80.97	2,112,809	—	.84%	to	1.09%	0.05%	to	0.30%
2006 Division	19,869	39.23	to	41.14	791,183	—	.84%	to	1.09%	(0.08%)	to	0.17%
2007 Division	4,253	40.59	to	42.47	175,216	—	.84%	to	1.09%	0.30%	to	0.54%
2008 Division	9,324	46.43	to	48.45	444,565	—	.84%	to	1.09%	1.02%	to	1.30%
2009 Division	367	40.03	to	41.67	15,051	—	.84%	to	1.09%	1.83%	to	2.11%
2010 Division	11,649	40.63	to	42.18	478,320	—	.84%	to	1.09%	2.86%	to	3.13%
2019 Division	1,205	14.85	to	15.07	17,899	—	.84%	to	1.09%	10.08%	to	10.40%
2003
Money Fund Division	619,875	$22.81	to	$23.92	$14,382,320	0.83%	.50%	to	.75%	0.04%	to	0.29%
Bond Fund Division	125,549	40.43	to	42.41	5,216,727	6.15%	.50%	to	.75%	5.98%	to	6.26%
Aggressive Growth Fund Division	223,002	50.52	to	52.80	11,481,049	0.00%	.50%	to	.75%	24.65%	to	24.97%
Capital Appreciation Fund Division	301,845	78.60	to	82.44	24,277,471	0.38%	.50%	to	.75%	29.96%	to	30.30%
Multiple Strategies Division	857,927	44.50	to	46.46	38,965,225	2.89%	.50%	to	.75%	24.02%	to	24.36%
High Income Fund Division	200,249	47.01	to	49.17	9,566,766	8.06%	.50%	to	.75%	23.03%	to	23.34%
2005 Division	28,868	76.96	to	80.73	2,273,102	—	.84%	to	1.09%	1.08%	to	1.34%
2006 Division	23,624	39.26	to	41.07	941,566	—	.84%	to	1.09%	1.63%	to	1.89%
2007 Division	4,402	40.47	to	42.24	180,687	—	.84%	to	1.09%	1.50%	to	1.78%
2008 Division	9,576	45.96	to	47.83	451,232	—	.84%	to	1.09%	1.57%	to	1.83%
2009 Division	380	39.31	to	40.81	15,259	—	.84%	to	1.09%	1.73%	to	1.97%
2010 Division	12,367	39.50	to	40.90	493,201	—	.84%	to	1.09%	2.15%	to	2.38%
2019 Division	1,223	13.49	to	13.65	16,492	—	.84%	to	1.09%	1.89%	to	2.17%

*	These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***	These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Merrill Trust, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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